Subsequent Event (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 24, 2023 shares	May 06, 2023 EquityInstruments $ / shares	Mar. 31, 2023 CAD ($)	Jun. 30, 2022 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted (in shares) | $			0
Exercise price (in CAD per share) | $ / shares				$ 7.35
Expiry period			10 years
Grant of options
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted (in shares) | EquityInstruments		3,750,000
Exercise price (in CAD per share) | $ / shares		$ 5.08
Expiry period		60 months
Award Grant, Long-Term Incentive Plans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of DSU granted | EquityInstruments		1,991,004
Vesting period		12 months
Issuance of common shares
Disclosure of non-adjusting events after reporting period [line items]
Shares Issued During Period, New Issues | shares	400,000